Columbia Limited Duration Credit Fund
Third Quarter Report
April 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Limited Duration Credit Fund, April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 88.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 5.3%
BAE Systems PLC(a)
03/26/2029	5.125%	1,757,000	1,725,190
Boeing Co. (The)
02/01/2026	2.750%	9,240,000	8,705,080
Boeing Co. (The)(a),(b)
05/01/2029	6.298%	2,954,000	2,965,632
L3Harris Technologies, Inc.
01/15/2027	5.400%	6,360,000	6,348,251
06/01/2029	5.050%	5,456,000	5,336,789
Northrop Grumman Corp.
02/01/2029	4.600%	2,381,000	2,310,200
Total			27,391,142
Banking 20.3%
Bank of America Corp.(c)
12/20/2028	3.419%	26,871,000	24,896,562
Citigroup, Inc.(c)
06/03/2031	2.572%	2,700,000	2,257,419
Goldman Sachs Group, Inc. (The)(c)
10/24/2029	6.484%	6,825,000	7,044,493
04/25/2030	5.727%	5,126,000	5,136,593
HSBC Holdings PLC(c)
03/04/2030	5.546%	5,685,000	5,608,968
JPMorgan Chase & Co.(c)
10/15/2030	2.739%	20,918,000	18,130,339
Morgan Stanley(c)
04/20/2029	5.164%	4,519,000	4,446,114
04/18/2030	5.656%	16,267,000	16,274,751
PNC Financial Services Group, Inc. (The)(c)
06/12/2029	5.582%	2,601,000	2,589,259
Truist Financial Corp.(c)
01/24/2030	5.435%	2,473,000	2,421,165
US Bancorp(c)
01/23/2030	5.384%	2,176,000	2,143,851
Wells Fargo & Co.(c)
10/23/2029	6.303%	11,912,000	12,203,424
10/30/2030	2.879%	2,561,000	2,223,128
Total			105,376,066
Cable and Satellite 1.9%
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	11,945,000	9,965,668
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.5%
Carrier Global Corp.
11/30/2025	5.800%	2,840,000	2,846,222
Electric 18.2%
AEP Texas, Inc.
07/01/2030	2.100%	1,995,000	1,630,582
AES Corp. (The)
01/15/2026	1.375%	4,800,000	4,446,527
American Electric Power Co., Inc.
01/15/2029	5.200%	8,863,000	8,718,223
CenterPoint Energy, Inc.
09/01/2024	2.500%	5,228,000	5,166,522
08/10/2026	5.250%	11,495,000	11,411,480
CMS Energy Corp.
11/15/2025	3.600%	7,100,000	6,857,230
Commonwealth Edison Co.
03/01/2030	2.200%	2,485,000	2,086,042
DTE Energy Co.
03/15/2027	3.800%	1,669,000	1,579,407
03/01/2029	5.100%	5,255,000	5,133,198
Edison International
11/15/2024	3.550%	1,850,000	1,826,995
Emera U.S. Finance LP
06/15/2024	0.833%	3,555,000	3,530,245
Emera US Finance LP
06/15/2026	3.550%	8,192,000	7,798,958
Eversource Energy
08/15/2030	1.650%	4,953,000	3,884,847
Exelon Corp.
03/15/2029	5.150%	2,104,000	2,069,134
FirstEnergy Transmission LLC(a)
01/15/2025	4.350%	5,450,000	5,363,732
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	5,630,000	5,611,479
NRG Energy, Inc.(a)
12/02/2027	2.450%	4,717,000	4,205,147
Pacific Gas and Electric Co.
06/15/2028	3.000%	9,692,000	8,725,295
Pennsylvania Electric Co.(a)
03/30/2026	5.150%	862,000	849,218
WEC Energy Group, Inc.
06/15/2025	3.550%	783,000	761,481
09/12/2026	5.600%	2,534,000	2,537,024
Total			94,192,766

Columbia Limited Duration Credit Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Limited Duration Credit Fund, April 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 1.2%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	3,380,000	3,289,778
09/01/2028	3.500%	3,015,000	2,705,065
Total			5,994,843
Food and Beverage 6.8%
Bacardi Ltd.(a)
05/15/2028	4.700%	20,415,000	19,560,860
Campbell Soup Co.
03/21/2029	5.200%	4,177,000	4,117,081
Diageo Capital PLC
10/05/2026	5.375%	3,778,000	3,780,892
General Mills, Inc.
01/30/2027	4.700%	2,119,000	2,079,363
Keurig Dr Pepper, Inc.
03/15/2027	5.100%	5,658,000	5,617,422
Total			35,155,618
Health Care 1.5%
Cigna Group (The)
05/15/2029	5.000%	2,665,000	2,610,085
HCA, Inc.
09/01/2030	3.500%	5,890,000	5,192,364
Total			7,802,449
Healthcare Insurance 3.4%
Aetna, Inc.
11/15/2024	3.500%	3,051,000	3,013,294
Centene Corp.
07/15/2028	2.450%	16,540,000	14,438,980
Total			17,452,274
Independent Energy 1.4%
Canadian Natural Resources Ltd.
07/15/2025	2.050%	1,311,000	1,253,298
Diamondback Energy, Inc.
04/18/2027	5.200%	4,686,000	4,654,747
Occidental Petroleum Corp.
09/01/2028	6.375%	1,408,000	1,439,561
Total			7,347,606
Life Insurance 11.9%
Met Tower Global Funding(a)
04/12/2029	5.250%	4,336,000	4,283,433
Metropolitan Life Global Funding I(a)
01/08/2029	4.850%	3,618,000	3,529,815
06/17/2029	3.050%	3,907,000	3,472,880
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northwestern Mutual Global Funding(a)
06/01/2028	1.700%	820,000	706,448
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	25,334,000	24,856,993
Principal Life Global Funding II(a)
11/21/2024	2.250%	14,240,000	13,967,858
08/16/2026	1.250%	8,852,000	8,007,401
01/25/2029	5.100%	2,713,000	2,652,564
Total			61,477,392
Media and Entertainment 1.3%
Warnermedia Holdings, Inc.
03/15/2029	4.054%	7,660,000	6,985,389
Midstream 5.3%
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	5,372,000	5,172,582
Enable Midstream Partners LP
05/15/2028	4.950%	4,105,000	4,000,757
Enbridge, Inc.
04/05/2029	5.300%	5,227,000	5,170,302
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	6,835,000	6,648,839
Western Midstream Operating LP
01/15/2029	6.350%	3,751,000	3,830,934
Williams Companies, Inc. (The)
08/15/2028	5.300%	2,637,000	2,613,891
Total			27,437,305
Packaging 1.2%
Berry Global, Inc.
04/15/2028	5.500%	6,256,000	6,187,921
Pharmaceuticals 2.3%
AbbVie, Inc.
03/15/2029	4.800%	5,290,000	5,197,007
Gilead Sciences, Inc.
03/01/2026	3.650%	1,941,000	1,880,518
Roche Holdings, Inc.(a)
11/13/2028	5.338%	3,030,000	3,044,339
11/13/2030	5.489%	1,930,000	1,950,529
Total			12,072,393
Technology 1.3%
Broadcom, Inc.
09/15/2028	4.110%	2,860,000	2,710,834
Microchip Technology, Inc.
09/01/2024	0.983%	4,188,000	4,118,477
Total			6,829,311
Columbia Limited Duration Credit Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Limited Duration Credit Fund, April 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.4%
ERAC USA Finance LLC(a)
02/15/2029	5.000%	2,374,000	2,331,416
Wireless 4.3%
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%	10,648,800	10,570,321
T-Mobile US, Inc.
02/15/2026	2.250%	8,850,000	8,343,845
04/15/2027	3.750%	3,468,000	3,303,662
Total			22,217,828
Total Corporate Bonds & Notes (Cost $472,515,918)			459,063,609

U.S. Treasury Obligations 3.6%

U.S. Treasury
06/15/2025	2.875%	16,526,700	16,101,912
12/31/2028	3.750%	2,505,000	2,401,865
Total U.S. Treasury Obligations (Cost $18,947,143)			18,503,777

Money Market Funds 6.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.485%(d),(e)	33,229,077	33,219,109
Total Money Market Funds (Cost $33,220,333)		33,219,109
Total Investments in Securities (Cost: $524,683,394)		510,786,495
Other Assets & Liabilities, Net		7,862,644
Net Assets		518,649,139
At April 30, 2024, securities and/or cash totaling $1,686,444 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	963	06/2024	USD	195,157,969	—	(1,703,506)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(154)	06/2024	USD	(16,545,375)	455,376	—
U.S. Treasury 5-Year Note	(784)	06/2024	USD	(82,117,875)	1,095,673	—
U.S. Treasury Ultra 10-Year Note	(1)	06/2024	USD	(110,219)	3,672	—
Total					1,554,721	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2024, the total value of these securities amounted to $130,822,680, which represents 25.22% of total net assets.

(b)	Represents a security purchased on a when-issued basis.
(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2024.

(d)	The rate shown is the seven-day current annualized yield at April 30, 2024.

Columbia Limited Duration Credit Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Limited Duration Credit Fund, April 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(e)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.485%
	14,967,651	271,231,930	(252,980,415)	(57)	33,219,109	1,336	1,312,568	33,229,077
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Limited Duration Credit Fund  | Third Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT183_07_P01_(06/24)